13B. Other payables and accrued expenses (Details) - ZHEJIANG TIANLAN - CNY (¥) ¥ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deposit received from customers	¥ 26,749	¥ 36,126
Accrued expenses	12,104	11,391
Other payables	1,118	64,471
Deferred income	799	1,437
Amount due to a related company	5	13
Other payables and accrued expenses	¥ 40,775	¥ 113,438